Acquisitions and Equity Method Investments (Details) - Unique Logistics International, Inc. [Member] - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 28, 2022	May 29, 2020	Feb. 28, 2023	Dec. 31, 2008	Dec. 18, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021
Acquisitions and Equity Method Investments (Details) [Line Items]
Business combination consideration transferred, gross	$ 21,000,000		$ 28,800,000
Debt instrument, face amount				$ 10,000,000,000,000	$ 35,000,000
Debt instrument maturity date		May 29, 2023
Debt instrument interest rate							6.00%
Other current liabilities			5,710,057
Equity method investments and goodwill			9,478,477
Equity goodwill attributable to registrant			5,492,152
Goodwill			8,449,454			$ 4,463,129		$ 4,463,129
Promissory Notes One [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 4,500,000	$ 4,500,000,000,000
Debt instrument maturity date			Mar. 07, 2023	Mar. 07, 2023
Debt instrument interest rate			15.00%
Promissory Notes Two [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 5,000,000	$ 5,000,000,000,000
Debt instrument maturity date			Apr. 07, 2023	Apr. 07, 2023
Debt instrument interest rate			15.00%
Promissory Notes Three [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 5,000,000	$ 500,000,000,000
Debt instrument maturity date			Jun. 30, 2023	Jun. 30, 2023
Debt instrument interest rate			15.00%
Promissory Notes Four [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 1,000,000
Debt instrument maturity date			Feb. 21, 2025
Promissory Notes Five [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 500,000
Debt instrument interest rate			35.00%
Promissory Notes Six [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 2,000,000
Debt instrument maturity date			Jun. 30, 2023
Promissory Notes Seven [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 1,000,000
Debt instrument maturity date			Jun. 30, 2023
Promissory Note 8 [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 2,500,000
Debt instrument maturity date			Jun. 30, 2023
Debt instrument interest rate			15.00%
Promissory Notes 9 [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 2,000,000
Debt instrument maturity date			Feb. 21, 2024
Earnout Payment [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 1,750,000
Debt instrument interest rate			15.00%
Other current liabilities			$ 5,710,057
Business Combination [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Business combination consideration transferred, net			15,500,000
Business combination, contingent consideration			2,500,000
Business combination, minimum contingent consideration			2,000,000
Business combination, high contingent consideration			4,500,000
Other current liabilities			6,907,904
Equity goodwill attributable to registrant			5,492,152
Goodwill			3,986,325
Business acquisition cost			500,000
Business Combination [Member] | Maximum [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Business combination, contingent consideration			5,000,000
Business combination, high contingent consideration			5,000,000
Business Combination [Member] | Promissory Notes One [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			4,500,000
Business Combination [Member] | Promissory Notes Two [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			5,000,000
Business Combination [Member] | Promissory Notes Three [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			5,000,000
Business Combination [Member] | Promissory Notes Four [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			1,000,000
Business Combination [Member] | Promissory Notes Five [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			500,000
Business Combination [Member] | Promissory Notes Six [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			2,000,000
Business Combination [Member] | Promissory Notes Seven [Member]
Acquisitions and Equity Method Investments (Details) [Line Items]
Debt instrument, face amount			$ 1,000,000